Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events:

(a) Dividend on Series A Preferred Shares:  On July 15, 2024, the Company paid to Castor a dividend on the Series A Preferred Shares, which was declared on June 25, 2024, amounting to $350,000 for the dividend period from April 15, 2024 to July 14, 2024.